UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08044

MORGAN STANLEY HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

(Showing percentage of Total Value of Investments)

Morgan Stanley High Yield Fund, Inc.

		Face Amount	Value
		(000)	(000)
CORPORATE BONDS AND NOTES (88.8%)
Broadcasting (0.5%)
Lin Television Corp.,
6.50%, 5/15/13		$460	$361
			361
Cable (5.1%)
Cablevision Systems Corp.,
7.13%, 4/1/09(a)		775	769
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.,
11.00%, 10/1/15		436	290
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
10.25%, 10/1/13(b)		231	193
CSC Holdings, Inc.,
8.50%, 6/15/15(b)		205	192
DirecTV Holdings LLC/Direct TV Financing Co.,
6.38%, 6/15/15		70	62
7.63%, 5/15/16(b)		630	573
Echostar DBS Corp.,
5.75%, 10/1/08		300	300
6.63%, 10/1/14		715	576
PanAmSat Corp.,
9.00%, 8/15/14(c)(d)		621	548
Virgin Media Finance plc,
8.75%, 4/15/14		90	76
9.13%, 8/15/16		100	84
			3,663
Chemicals (4.0%)
Berry Plastics Holding Corp.,
8.88%, 9/15/14		670	526
Innophos Holdings, Inc.,
9.50%, 4/15/12(b)		260	264
Innophos, Inc.,
8.88%, 8/15/14		150	151
Koppers Holdings, Inc.,
Zero Coupon, 11/15/14(e)		355	319
Koppers, Inc.,
9.88%, 10/15/13		250	259
Nalco Co.,
7.75%, 11/15/11		345	340
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	150	192
Terra Capital, Inc.,
7.00%, 2/1/17		$455	434
Westlake Chemical Corp.,
6.63%, 1/15/16		455	389
			2,874
Collateralized Mortgage Obligations - Non Agency Collateral Series (0.2%)
American Home Mortgage Assets,
3.51%, 6/25/47(a)(d)		249	37
3.52%, 10/25/46(a)(d)		233	39
Countrywide Alternative Loan Trust,
3.47%, 3/20/47(a)(d)		263	57
3.91%, 2/25/36(a)(c)(d)		199	7
4.03%, 1/25/36(a)(d)		450	11
Harborview Mortgage Loan Trust,
3.18%, 1/19/36(a)(c)(d)		418	13
Residential Accredit Loans, Inc.,
3.96%, 1/25/46(a)(d)		348	11
			175
Consumer Products (1.2%)
Jarden Corp.,
7.50%, 5/1/17		600	503
Oxford Industries, Inc.,
8.88%, 6/1/11		380	345
			848
Diversified Media (2.9%)
CanWest MediaWorks, Inc.,
8.00%, 9/15/12		864	726
Dex Media West LLC/Dex Media Finance Co.,
9.88%, 8/15/13		415	259
Idearc, Inc.,
8.00%, 11/15/16(f)		1,575	437
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14		295	246
Valassis Communications, Inc.,
8.25%, 3/1/15		600	417
			2,085
Energy (8.3%)
Chaparral Energy, Inc.,
8.50%, 12/1/15		755	600
8.88%, 2/1/17		100	80
Chesapeake Energy Corp.,
7.50%, 9/15/13		720	700
7.63%, 7/15/13		135	130
Cie Generale de Geophysique-Veritas S.A.,
7.50%, 5/15/15		345	331
Cimarex Energy Co.,
7.13%, 5/1/17		140	129
Gaz Capital S.A.,
6.51%, 3/7/22(b)		105	76
Helix Energy Solutions Group, Inc.,
9.50%, 1/15/16(b)(f)		1,165	1,095
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15(b)		980	848
Knight, Inc.,
6.50%, 9/1/12		210	199
Massey Energy Co.,
6.88%, 12/15/13		855	778
Newfield Exploration Co.,
7.13%, 5/15/18		115	101
OPTI Canada, Inc.,
8.25%, 12/15/14		380	342
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14		450	443
Plains Exploration & Production Co.,
7.63%, 6/1/18		125	111
			5,963
Financials (3.8%)
Alfa MTN Investments Ltd.,
9.25%, 6/24/13(b)		305	272
Capmark Financial Group, Inc.,
5.88%, 5/10/12(f)		1,520	758
6.30%, 5/10/17		55	22

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

(Showing percentage of Total Value of Investments)

Morgan Stanley High Yield Fund, Inc.

		Face Amount	Value
		(000)	(000)
Financials (cont’d)
General Motors Acceptance Corp. LLC,
6.75%, 12/1/14		$1,070	$411
6.88%, 9/15/11(f)		1,310	585
GrafTech Finance, Inc.,
10.25%, 2/15/12		33	34
ProLogis,
6.63%, 5/15/18		115	99
Realogy Corp.,
10.50%, 4/15/14		620	276
Residential Capital LLC,
8.13%, 11/21/08		147	126
8.50%, 5/15/10(b)		28	15
9.63%, 5/15/15(b)		372	91
			2,689
Food and Drug (1.7%)
Axcan Intermediate Holdings, Inc.,
12.75%, 3/1/16(b)		215	214
CA FM Lease Trust,
8.50%, 7/15/17(b)		423	476
SUPERVALU, Inc.,
7.50%, 5/15/12 - 11/15/14		565	551
			1,241
Food/Tobacco (2.4%)
Constellations Brands, Inc.,
7.25%, 5/15/17		360	333
Michael Foods, Inc.,
8.00%, 11/15/13		405	395
Pilgrim’s Pride Corp.,
7.63%, 5/1/15		880	550
Smithfield Foods, Inc.,
7.00%, 8/1/11		515	450
			1,728
Forest Products (5.6%)
Berry Plastics Holding Corp.,
10.25%, 3/1/16		405	269
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13(f)		335	331
Crown European Holdings S.A.,
6.25%, 9/1/11	EUR	245	314
Georgia-Pacific LLC,
7.13%, 1/15/17(b)		$520	467
Glatfelter,
7.13%, 5/1/16		145	141
Graham Packaging Co., Inc.,
9.88%, 10/15/14		830	726
Graphic Packaging International, Inc.,
9.50%, 8/15/13		670	610
Owens-Brockway Glass Container, Inc.,
8.25%, 5/15/13(f)		1,175	1,175
			4,033
Gaming/Leisure (7.1%)
Harrah’s Operating Co., Inc,
5.38%, 12/15/13		1,560	507
Host Hotels & Resorts LP,
6.38%, 3/15/15		450	368
7.13%, 11/1/13		450	403
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14(f)		1,495	1,009
Las Vegas Sands Corp.,
6.38%, 2/15/15		1,050	808
MGM Mirage,
6.00%, 10/1/09(f)		1,565	1,471
Station Casinos, Inc.,
6.00%, 4/1/12		885	500
			5,066
Health Care (11.5%)
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15		440	420
DaVita, Inc.,
6.63%, 3/15/13(f)		1,115	1,065
Fisher Scientific International, Inc.,
6.13%, 7/1/15		895	865
FMC Finance III S.A.,
6.88%, 7/15/17		610	590
Fresenius Medical Care Capital Trust IV,
7.88%, 6/15/11		440	447
HCA, Inc.,
5.75%, 3/15/14		200	157
6.25%, 2/15/13		390	328
8.70%, 2/10/10		265	270
8.75%, 9/1/10		261	258
9.13%, 11/15/14		185	180
Invacare Corp.,
9.75%, 2/15/15		100	100
LVB Acquisition Merger Sub, Inc. PIK,
10.38%, 10/15/17		255	254
Medco Health Solutions, Inc.,
7.13%, 3/15/18		300	305
National Mentor Holdings, Inc.,
11.25%, 7/1/14		370	372
Omnicare, Inc.,
6.75%, 12/15/13		495	452
6.88%, 12/15/15		395	353
Sun Healthcare Group, Inc.,
9.13%, 4/15/15		330	317
Tenet Healthcare Corp.,
7.38%, 2/1/13		990	906
9.88%, 7/1/14		225	220
Warner Chilcott Corp.,
8.75%, 2/1/15		395	391
			8,250
Housing (1.7%)
Interface, Inc.,
9.50%, 2/1/14		535	543
10.38%, 2/1/10		165	169
Nortek, Inc.,
8.50%, 9/1/14		755	434
Pulte Homes, Inc.,
6.38%, 5/15/33		70	52
			1,198
Information Technology (3.9%)
Freescale Semiconductor, Inc.,
8.88%, 12/15/14		815	566
Iron Mountain, Inc.,
7.75%, 1/15/15		375	373
8.63%, 4/1/13		505	500
KLA-Tencor Corp.,
6.90%, 5/1/18		450	419
Lender Processing Services, Inc.,
8.13%, 7/1/16(b)		55	54
NXP B.V./NXP Funding LLC,
7.88%, 10/15/14		265	179

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

(Showing percentage of Total Value of Investments)

Morgan Stanley High Yield Fund, Inc.

		Face Amount	Value
		(000)	(000)
Information Technology (Cont’d)
SunGard Data Systems, Inc.,
9.13%, 8/15/13		$445	$403
Vangent, Inc.,
9.63%, 2/15/15		330	271
			2,765
Manufacturing (2.4%)
Baldor Electric Co.,
8.63%, 2/15/17		205	197
Johnsondiversey, Inc.,
9.63%, 5/15/12	EUR	235	321
9.63%, 5/15/12		$511	512
Propex, Inc.,
10.00%, 12/1/12(g)		470	6
RBS Global, Inc./Rexnord LLC,
9.50%, 8/1/14		715	675
			1,711
Metals (2.6%)
Evraz Group S.A.,
9.50%, 4/24/18(b)		360	261
Foundation PA Coal Co.,
7.25%, 8/1/14		170	165
Freeport-McMoran Copper & Gold, Inc.,
8.38%, 4/1/17		605	597
Novelis, Inc.,
7.25%, 2/15/15		925	809
			1,832
Retail (2.0%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12		510	497
Phillips-Van Heusen Corp.,
7.25%, 2/15/11		655	647
Rite Aid Corp.,
8.63%, 3/1/15		605	321
			1,465
Services (0.8%)
Aramark Corp.,
5.00%, 6/1/12		250	211
6.30%, 2/1/15(a)		35	31
8.50%, 2/1/15		135	127
Expedia, Inc.,
8.50%, 7/1/16(b)		265	240
			609
Telecommunications (5.5%)
Exodus Communications, Inc.,
11.63%, 7/15/10(c)(d)(g)		1,064	—
Frontier Communications Corp.,
6.25%, 1/15/13		230	216
7.13%, 3/15/19		485	388
Intelsat Corp.,
9.25%, 6/15/16(b)		110	102
Nordic Telephone Co. Holdings A.p.S.,
8.88%, 5/1/16(b)		175	160
Nortel Networks Ltd.,
10.75%, 7/15/16(b)		375	232
Qwest Communications International, Inc.,
6.30%, 2/15/09(a)		335	332
Qwest Corp.,
5.63%, 11/15/08		115	114
Rhythms Netconnections, Inc.,
14.00%, 2/15/10(c)(d)(g)		1,476	—
Sprint Capital Corp.,
6.90%, 5/1/19		775	602
Sprint Nextel Corp.,
6.00%, 12/1/16		725	559
TDC AS,
6.50%, 4/19/12	EUR	195	263
Wind Acquisition Finance S.A.,
10.75%, 12/1/15(b)		$495	488
Windstream Corp.,
8.13%, 8/1/13		210	201
XM Satellite Radio Holdings, Inc.,
13.00%, 8/1/14(b)		435	259
			3,916
Transportation (3.8%)
ArvinMeritor, Inc.,
8.75%, 3/1/12(f)		440	372
Ford Motor Credit Co. LLC,
7.00%, 10/1/13(f)		1,520	935
7.25%, 10/25/11(f)		1,175	748
General Motors Corp.,
8.38%, 7/15/33		455	184
Penske Auto Group, Inc.,
7.75%, 12/15/16		425	306
Sonic Automotive, Inc.,
8.63%, 8/15/13		295	202
			2,747
Utilities (9.4%)
AES Corp. (The),
7.75%, 3/1/14		160	150
8.00%, 6/1/20(b)		840	739
Dynegy Holdings, Inc.,
7.75%, 6/1/19		475	382
Equitable Resources, Inc.,
6.50%, 4/1/18		250	239
Intergen N.V.,
9.00%, 6/30/17(b)		535	538
Ipalco Enterprises, Inc.,
8.63%, 11/14/11		165	167
Israel Electric Corp. Ltd.,
7.25%, 1/15/19(b)		450	451
Nevada Power Co.,
8.25%, 6/1/11		355	381
NRG Energy, Inc.,
7.38%, 1/15/17		470	429
Ormat Funding Corp.,
8.25%, 12/30/20		665	605
Reliant Energy, Inc.,
7.88%, 6/15/17		450	335
Sierra Pacific Power Co.,
6.25%, 4/15/12		180	181
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15(b)		1,280	1,162
Williams Cos., Inc.,
7.88%, 9/1/21		955	957
			6,716
Wireless Communications (2.4%)
American Tower Corp.,
7.13%, 10/15/12		330	327
7.50%, 5/1/12(f)		680	673
Nextel Communications, Inc.,
6.88%, 10/31/13		395	269
Sirius XM Radio, Inc.,
9.63%, 8/1/13		285	152

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

(Showing percentage of Total Value of Investments)

Morgan Stanley High Yield Fund, Inc.

		Face Amount	Value
		(000)	(000)
Wireless Communications (Cont’d)
VIP Finance Ireland Ltd. for OJSC Vimpel Communications,
9.13%, 4/30/18(b)	$365		$284
			1,705
Total Corporate Bonds and Notes (Cost $79,310)			63,640
Bank Loans (1.1%)(h)
Energy (0.5%)
Sandridge Energy, Inc. PIK
8.63%, 4/1/15(b)		415	374

Information Technology (0.6%)
First Data Corp.
5.93%, 9/24/14		212	182
5.95%, 9/24/14		215	185
6.51%, 9/24/14		28	24
			391
Total Bank Loans (Cost $858)			765
Government Bonds (0.5%)
Sovereign (0.5%)
Mexican Bonos
9.50%, 12/18/14 (Cost $351)	MXN	3,510	339

	Shares
Common Stocks (0.0%)
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd. (i)	3	— @
XO Holdings, Inc. (i)	969	— @
		— @
Utilities (0.0%)
PNM Resources, Inc.	178	2
SW Acquisition LP (c)(d)(i)	1	—
		2
Total Common Stocks (Cost $1,593)		2
Preferred Stocks (0.0%)
Finance (0.0%)
Fannie Mae, 8.75% (Convertible) (Cost $110) (i)	2,200	5

	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10 (i)	1,939	— @
XO Holdings, Inc., Series B, expiring 1/16/10 (i)	1,455	— @
XO Holdings, Inc., Series C, expiring 1/16/10 (i)	1,455	— @
Total Warrants (Cost $–)		— @

Shares
Short-Term Investments (9.6%)
Investment Company (7.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (j)	5,661,575	5,662

	Face Amount
	(000)
U.S. Treasury Security (1.7%)
U.S. Treasury Bill, 0.17%, 10/9/08(k)	$1,255	1,255
Total Short-Term Investments (Cost $6,917)		6,917
Total Investments (100.0%) (Cost $89,139)+		71,668
Liabilities in Excess of Other Assets		(8,491)
Net Assets		$63,177

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security has been deemed illiquid at September 30, 2008.
(d)	Securities were valued at fair value — At September 30, 2008, the Fund held approximately $723,000 of fair valued securities, representing 1.2% of net assets.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.
(f)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchse Agreements as of September 30, 2008.
(g)	Issuer is in default.
(h)

Remaining maturities of bank loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such payments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Bank loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(i)	Non-income producing security.
(j)

The Fund invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro- rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $67,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $29,957,000 and $27,076,000, respectively.

(k)	Rate shown is the yield to maturity at September 30, 2008.
@	Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $89,139,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $17,471,000 of which $207,000 related to appreciated securities and $17,678,000 related to depreciated securities.

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

(Showing percentage of Total Value of Investments)

Morgan Stanley High Yield Fund, Inc.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	832	$1,175	10/31/08	USD	1,292	$1,292	$117
		$1,175				$1,292	$117

EUR	—	Euro
MXN	—	Mexican Peso
USD	—	United States Dollar

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

(Showing percentage of Total Value of Investments)

Morgan Stanley High Yield Fund, Inc.

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$490	1.57%	3/20/18	$(9)
Goodrich Corp., 7.63%, 12/15/12	Buy	240	0.82	3/20/18	(4)
Pactiv Corp., 8.13%, 6/15/17	Buy	220	1.38	3/20/13	(3)
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	410	2.90	3/20/13	(8)
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	515	1.00	3/20/15	(10)
Pactiv Corp., 8.13%, 6/15/17	Buy	720	1.35	3/20/13	(11)
Deutsche Bank
Pactiv Corp., 8.13%, 6/15/17	Buy	255	1.34	3/20/13	(4)
Goldman Sachs
American Standard, Inc., 7.63%, 2/15/10	Buy	150	0.50	3/20/18	— @
American Standard, Inc., 7.63%, 2/15/10	Buy	65	0.60	3/20/18	— @
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	740	2.20	6/20/13	— @
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	825	0.59	3/20/13	(4)
Eaton Corp., 7.65%, 11/15/29	Buy	1,240	0.97	3/20/18	18
Goodrich Corp., 7.63%, 12/15/12	Buy	235	0.47	3/20/18	2
Prologis, 5.50%, 3/1/13	Buy	235	2.97	6/20/13	15
Sealed Air Corp., 5.63%, 7/15/13	Buy	140	1.24	3/20/18	6
JPMorgan Chase
Interpublic Group of Cos., Inc.	Buy	255	3.60	9/20/13	11
Nordstrom, Inc., 6.95%, 3/15/28	Buy	255	1.15	3/20/18	7
SLM Corp., 5.13%, 8/27/12	Buy	235	4.95	3/20/13	(61)
Lehman Brothers
Qwest Capital Funding	Sell	210	3.25	12/20/12	(22)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	265	1.60	3/20/18	(5)
Eaton Corp., 7.65%, 11/15/29	Buy	290	0.92	3/20/18	—
SLM Corp., 5.13%, 8/27/12	Buy	235	5.00	3/20/13	(61)
Walt Disney Co. (The), 5.63%, 9/15/16	Buy	1,225	0.77	3/20/13	(18)
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	280	0.50	3/20/13	— @
American Standard, Inc., 7.63%, 2/15/10	Buy	180	0.60	3/20/18	— @
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	130	1.73	3/20/18	2
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	195	1.78	3/20/13	1
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	635	2.90	3/20/13	(12)
					$(172)

At September 30, 2008, the Fund had reverse repurchase agreements outstanding with UBS Warburg as follows:

Maturity in less than
UBS Warburg Agreement	366 Days
Value of Securities Subject to Repurchase	$9,017,493
Liability Under Reverse Repurchase Agreement	$9,017,493
Weighted Average Days to Maturity	83.99

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 - Quoted Prices	$5,669	$—
Level 2 - Other Significant Observable Inputs	65,275	(9,072)
Level 3 - Significant Unobservable Inputs	724	—
Total	$71,668	$(9,072)

*Other financial instruments include futures, forwards, reverse repurchase agreements and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
	(000)	(000)
Balance as of 12/31/07	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	(1,432)	—
Change in unrealized appreciation (depreciation)	1,432	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	724	—
Balance as of 9/30/08	$724	$—
The amount of total realized gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 9/30/08	$(1,500)	$—

Security Valuation — Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date.

Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 18, 2008